Hartford Life and Annuity Insurance Company Separate Account One:
333-101924	The Director (Series VIII and VIIIR)
333-101945	The Director Plus (Series II/IIR)
333-101951	The Director Outlook (Series II and IIR)
333-69487	The Director (Series VII and VIIR)
333-45303	Director Access (Series I/IR)
333-66345	The Director Edge (Series I/IR)
333-91933	The Director Plus (Series I and IR)
333-39620	The Director Outlook (Series I and IR)
333-19607	Director Immediate Variable Annuity
033-73568	The Director (Series VI)
033-56790	The Director (Series IV-V)

Hartford Life Insurance Company Separate Account Two:
333-101923	The Director (Series VIII and VIIIR)
333-69485	The Director (Series VII and VIIR)
The BB&T Director (Series II/IIR)
The Director Select (Series II/IIR)
333-69489	Nations (Series II/IIR)
333-19605	Director Immediate Variable Annuity
033-73570	The Director (Series VI)
033-06952	The Director (Series II-V)

Hartford Life Insurance Company Separate Account Three:
333-136543	The Director
333-119414	The Director M
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
333-119419	Director M Access
333-119415	The Director M Edge
333-119422	The Director M Plus
AmSouth Variable Annuity M Plus
The Director M Select Plus
333-119417	The Director M Outlook
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook
333-101927	Hartford Select Leaders (Series II-IV)
333-102625	Hartford Select Leaders Outlook (Series I-II)

Hartford Life and Annuity Company Separate Account Three:
333-136545	The Director
333-119418	The Director M
Wells Fargo Director M
333-119423	Director M Access
333-119420	The Director M Edge
333-119416	The Director M Plus
333-119421	The Director M Outlook
Wells Fargo Director M Outlook
333-101928	Hartford Select Leaders (Series II-IV)
333-102628	Hartford Select Leaders Outlook (Series I-II)
333-34998	Hartford Select Leaders (Series I/IR)
033-80732	Select Dimensions (Series I)

Hartford Life Insurance Company Separate Account Seven:
333-148570	Hartford Leaders (Series IV)
Hartford Leaders Platinum
Hartford Leaders / Chase
Huntington Hartford Leaders
Hartford Leaders Ultra
Hartford Leaders Select
333-148554	Hartford Leaders Edge (Series IV)
333-148553	Hartford Leaders Foundation
333-101932	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Leaders /Chase (Series I/II)
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders (Series V)
333-101937	Hartford Leaders Access (Series II/IIR/III)
333-101942	Hartford Leader Edge (Series II/IIR/III)
333-101948	Hartford Leaders Plus (Series II/IIR/III)
333-101954	Hartford Leaders Outlook (Series II/IIR/III)
Nations Outlook Variable Annuity (Series II/IIR/III)
Huntington Hartford Leaders Outlook (Series II/IIR/III)
Classic Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook (Series III)
333-69475	Hartford Leaders (Series I/IR)
333-91927	Hartford Leaders Plus (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Seven:
333-148561	Hartford Leaders (Series IV)
333-148555	Hartford Leaders Edge (Series IV)
333-148566	Hartford Leaders Foundation
333-101933	Hartford Leaders (Series II/IIR/III)
Wells Fargo Leaders (Series I/IR/II)
Hartford Select Leaders (Series V)
333-101936	Hartford Leaders Access (Series II/IIR/III)
333-101943	Hartford Leader Edge (Series II/IIR/III)
333-101949	Hartford Leaders Plus (Series II/IIR/III)
333-101955	Hartford Leaders Outlook (Series II/IIR/III)
Wells Fargo Leaders Outlook (Series I/IR/II)
Hartford Select Leaders Outlook (Series III)
333-76419	Hartford Leaders (Series I/IR)
333-91921	Hartford Leaders Plus (Series I/IR)
333-40410	Hartford Leaders Outlook (Series I/IR)

Hartford Life Insurance Company Separate Account Ten:
333-69439	Putnam Hartford Capital Manager (Series VI/VIR)
033-73566	Putnam Hartford Capital Manager (Series V)
033-17207	Putnam Capital Manager (Series I-IV)

Hartford Life and Annuity Insurance Company Separate Account Ten:
333-69429	Putnam Hartford Capital Manager (Series VI/VIR)
033-73572	Putnam Hartford Capital Manager (Series V)
033-60702	Putnam Capital Manager (Series I-IV)

Supplement Dated February 5, 2009 to your Statement of Additional Information

Dated May 1, 2008

Supplement Dated February 5, 2009 to your Statement of Additional Information

For the most recent quarterly financial statement for Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company visit www.hartfordinvestor.com.  Please contact us for copies.

This Supplement Should Be Retained With The Statement Of Additional Information For Future Reference

HV-7905